Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Account Balances with Related Parties
Balances of receivables and payables to related parties as of December 31, 2024 and 2023 are as follows:

		December 31, 2024				December 31, 2023
Related party	Name of entity	Receivables		Payables		Receivables		Payables
		(In millions of Korean won)
Parent company	GungHo Online Entertainment, Inc.	₩	3,333	₩	3	₩	1,972	₩	3
Other company	GungHo Online Entertainment America	1		97		—		1
	Total	₩	3,334	₩	100	₩	1,972	₩	4
The details of transaction with related parties for the years ended December 31, 2024, 2023 and 2022 are as follows:

		2024				2023				2022
Related party	Name of entity	Revenue		Purchases		Revenue		Purchases		Revenue		Purchases
		(In millions of Korean won)
Parent company	GungHo Online Entertainment, Inc.	₩	17,233	₩	16	₩	18,417	₩	15	₩	25,741	₩	20
Other company	GungHo Online Entertainment America	1		185		—		55		—		42
	Total	₩	17,234	₩	201	₩	18,417	₩	70	₩	25,741	₩	62

Summary of Key Management Personnel Compensation
The compensation for the key management personnel (registered directors), for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024		2023		2022
	(In millions of Korean won)
Salaries	₩	2,264	₩	1,734	₩	1,503